Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 1,629,240	$ 2,392,871
Amounts receivable	137,385	227,804
Prepaid expenses	650,602	825,563
Total Current Assets	2,417,227	3,446,238
Intangible assets	45,210,685	45,139,683
Property and equipment	1,288,218	1,317,287
Total Assets	48,916,130	49,903,208
Liabilities
Trade payables and accrued liabilities	132,764	191,455
Deferred revenue	18,161	219,068
Long term loan – current portion	46,846	47,740
Total Current Liabilities	197,771	458,263
Long term loan	73,398	88,231
Liabilities for employee benefits	84,759	86,015
Total Liabilities	355,928	632,509
Shareholders’ equity
Share capital	54,848,397	54,806,522
Share purchase warrants reserve	639,879	639,879
Shares to be issued	41,875	41,875
Share-based payment reserve	573,012	570,446
Translation differences reserve	295	15,746
Capital reserve for re-measurement of defined benefit plan	14,225	13,279
Deficit	(7,557,481)	(6,817,048)
Total equity	48,560,202	49,270,699
Total Liabilities and Shareholders’ Equity	$ 48,916,130	$ 49,903,208